Debt (Debt Maturities) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Maturities of Long-term Debt [Abstract]
2021	$ 2,748
2022	3,336
2023	1,816
2024	1,507
2025	0
After 2025	1,427
Corporate Debt
Maturities of Long-term Debt [Abstract]
2021	1,016
2022	870
2023	633
2024	801
2025	0
After 2025	1,427
Fleet Debt
Maturities of Long-term Debt [Abstract]
2021	1,732
2022	2,466
2023	1,183
2024	706
2025	0
After 2025	0
Debt, prior period maturity	$ 362